STOCKHOLDERS' EQUITY - Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax benefit from income taxes related to other comprehensive income (loss) items	$ 2	$ 38	$ 1
Pension and OPEB
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax benefit from income taxes related to other comprehensive income (loss) items	11	26	16
Derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax benefit from income taxes related to other comprehensive income (loss) items	$ (9)	$ 12	$ (15)